Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Operating Leases

Note 19	Operating leases

The Company conducts its operations using facilities leased under operating lease agreements that expire at various dates. The Company has performed an evaluation of its contracts with suppliers in accordance with Topic 842 and has determined that for leases for office facilities contains a lease.

Supplemental balance sheet information

As at March 31, 2019
(Unaudited)
Operating Lease
Operating lease right-of-use assets	$579,446
$579,446

Operating lease liabilities - Current	$117,545
Operating lease liabilities - Non Current	467,662
Total operating lease liabilities	$585,207

The components of lease cost, which are included in the Company’s unaudited statements of operations, are as follows:

Lease cost	Three months period ended March 31, 2019
Operating lease	$33,080
$33,080

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates with appropriate financing spreads and lease specific adjustments for the effects of collateral.

Maturities of lease liabilities as of March 31, 2019 are as follows:	Operating leases
2019 (April 1 - December 31)	$87,125
2020	122,343
2021	125,670
2022	131,611
2023	140,695
2024	144,520
2025 and thereafter	163,494
Total lease payments	915,458
Less: Imputed interest	330,252
Present value of lease liabilities	$585,207

Year ending December 31,	Operating leases
2019	$61,100
2020	23,065
Total minimum lease payments	$84,165

Note 19	Operating leases

The Company entered into non-cancellable operating leases for office spaces for a term of 3 year. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent.

Rental expense for operating leases (except those with lease terms that were not renewed) during 2018 is approximately $38,400 (2017: approximately $ 67,900 ). Future minimum lease payments under non-cancellable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2018 was as follows:

Year ending December 31,	Operating leases
2019	$61,100
2020	23,065
Total minimum lease payments	$84,165